NVIT American Funds Global Growth Fund Investment Objectives and Goals - NVIT American Funds Global Growth Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary:NVIT American Funds Global Growth Fund
Objective [Heading]	Objective
Objective, Primary [Text Block]	The NVIT American Funds Global Growth Fund (the “Fund” or “Feeder Fund”) seeks to provide long-term growth of capital.